Filed pursuant to Rule 497(e)
File Nos. 033-19228 and 811-05443

CALAMOS® FAMILY OF FUNDS

Supplement dated July 23, 2018 to the

CALAMOS® INVESTMENT TRUST

Statement of Additional Information dated March 1, 2018,

as supplemented on June 29, 2018

With this supplement, the Statement of Additional Information of Calamos® Investment Trust (the “Trust”) is updated to reflect new trustee information. Effective July 19, 2018, Lloyd A. Wennlund was elected as trustee of the Trust.

Management

Effective July 19, 2018, the following information is added to the table setting forth information of trustees who are not interested persons of the Trust in the “Management” section of the Statement of Additional Information:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Lloyd A. Wennlund, (1957)	Trustee (since 2018)	24	Expert Affiliate, Bates Group, LLC (since 2018); Executive Vice President, The Northern Trust Company (1989-2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994-2017); Director, Northern Trust Investments (1998-2017); Governor (2004-2017) and Executive Committee member (2011-2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (since 2011)	More than 25 years of experience in the financial services industry; and experience serving on boards of other entities, including other investment companies

Committees of the Board of Trustees

Effective July 19, 2018, the section titled “Management — Committees of the Board of Trustees” in the Statement of Additional Information is amended to reflect the following information:

Mr. Wennlund serves on the audit committee, valuation committee and governance committee.

Leadership Structure and Qualifications of the Board of Trustees

Effective July 19, 2018, the fourth paragraph in the section titled “Management — Leadership Structure and Qualifications of the Board of Trustees” in the Statement of Additional Information is amended and restated as follows:

Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has served for more than ten years as a trustee of the Trust. In addition, each of Ms. Breen and Messrs. Calamos, Neal, Rybak, Timbers, Tripple, and Wennlund has more than 25 years of experience in the financial services industry. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak, Timbers, Tripple, and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak and Timbers has earned a Masters of Business Administration degree, and Mr. Tripple has earned a Juris Doctor degree.

Trustee and Officer Compensation

Effective July 19, 2018, the first table within the section titled “Management — Trustee and Officer Compensation” of the Statement of Additional Information is amended and restated as follows:

Name	Aggregate Compensation from the Trust 11/1/16-10/31/17	Total Compensation from Calamos Funds Complex(3) 11/1/16-10/31/17
John P. Calamos, Sr.	$0	$0
Virginia G. Breen	$91,837	$147,500
John E. Neal(1)	$104,589	$173,500
William R. Rybak	$98,213	$157,500
Stephen B. Timbers	$117,342	$193,500
David D. Tripple	$98,213	$157,500
Lloyd A. Wennlund(2)	$0	$0
Mark J. Mickey	$95,602	$150,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of October 31, 2017, the value of the deferred compensation account for Mr. Neal was $1,763,647.
(2)	Mr. Wennlund was elected to the Board effective July 19, 2018.
(3)	Consisting of 23 portfolios as of the end of the period indicated.

Share Ownership

Effective July 19, 2018, the similar disclosure within the section titled “Management — Trustee and Officer Compensation” in the Statement of Additional Information is amended and restated as follows:

At December 31, 2017 (except as noted below), each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.*

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	GLOBAL GROWTH AND INCOME FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None
John E. Neal	Over $100,000	Over $100,000	None	Over $100,000
William R. Rybak	Over $100,000	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	Over $100,000	Over $100,000	None	None
David D. Tripple	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
Lloyd A. Wennlund(2)	None	None	None	None

	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None
John E. Neal	None	$1-$10,000	None	Over $100,000
William R. Rybak	None	None	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	Over $100,000	None	Over $100,000	None
David D. Tripple	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Lloyd A. Wennlund(2)	None	None	None	None

	HIGH INCOME OPPORTUNITIES FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	None
Virginia G. Breen	None	None	None	None
John E. Neal	None	None	None	None
William R. Rybak	$10,001-$50,000	None	None	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None
David D. Tripple	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000
Lloyd A. Wennlund(2)	None	None	None	None

	EMERGING MARKET EQUITY FUND	GLOBAL CONVERTIBLE FUND	HEDGED EQUITY INCOME FUND	PHINEUS LONG/SHORT FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	Over $100,000
John E. Neal	None	None	None	Over $100,000
William R. Rybak	None	None	None	None
Stephen B. Timbers	None	None	None	Over $100,000
David D. Tripple	$10,001-$50,000	None	None	$10,001-$50,000
Lloyd A. Wennlund(2)	None	None	None	None

AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.(1)	Over $ 100,000
Virginia G. Breen	Over $ 100,000
John E. Neal	Over $ 100,000
William R. Rybak	Over $ 100,000
Stephen B. Timbers	Over $ 100,000
David D. Tripple	Over $ 100,000
Lloyd A. Wennlund(2)	None

(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company, Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.
(2)	Mr. Wennlund was elected to the Board effective July 19, 2018.
*	Valuation for all Trustees except Mr. Wennlund is as of December 31, 2017. For Mr. Wennlund, valuation is as of July 19, 2018.

Investments

The following text is added to page 22 of the Statement of Additional Information before the section titled “Risks Associated with Options.”

ASSET SWAPPED CONVERTIBLE OPTION TRANSACTIONS

Market Neutral Income Fund may invest up to 5% of its total assets in asset swapped convertible option transactions (each an “ASCOT”). An ASCOT is a structure in which an option on a convertible bond is used to separate a convertible bond into its two components (i.e., the bond with its regular coupon payments and the equity option that functions as a call option). An ASCOT provides exposure to the equity component of a convertible without the credit and interest rate exposure represented by the bond.

Please retain this supplement for future reference